     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 1, 2008

                                                             FILE NO. 333-136545

                                                                       811-08580

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                 / /
POST-EFFECTIVE AMENDMENT NO. 6                              /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 167                                           /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/X/    immediately upon filing pursuant to paragraph (b) of Rule 485
/ /    on              pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on                           pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                 PARTS A AND B

The Prospectus and Statement of Additional Information (including financial statements) are incorporated in Parts A and B of this Post-Effective Amendment No. 6, by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-136545), as filed on April 7, 2008.

Supplements to the Prospectus, dated August 1, 2008 are included in Part A of this Post-Effective Amendment.

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               SUPPLEMENT DATED AUGUST 1, 2008 TO YOUR PROSPECTUS

THE FOLLOWING LANGUAGE IS ADDED IMMEDIATELY TO THE END OF APPENDIX G OF YOUR
PROSPECTUS:

B. CONTRACT EXCHANGE PROGRAMS

UNION SECURITY

Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company (collectively, "we" or "our") are offering Eligible Contract Owners (as defined below) the opportunity to exchange an Eligible Contract (as defined below) for a then currently issued Core version of this variable annuity Contract ("The Director"). This offer may be withdrawn at any time without notice in our sole and absolute discretion. All initial capitalized terms shall have such meaning as provided in the applicable prospectus.

I. WHO IS ELIGIBLE TO PARTICIPATE IN THIS EXCHANGE PROGRAM?

This exchange program is available to Contract Owners who meet ALL of the following qualifications ("Eligible Contract Owners"):

- You must own one or more Eligible Contracts as of the exchange date (as defined below). Eligible Contracts are:

       - all versions of the Masters, Masters+, Opportunity or Opportunity+ variable annuities issued by Union Security Insurance Company ("US") or Union Security Life Insurance Company of New York ("USL") (collectively, "Union Security"). Please check your Contract to verify the version owned.

       - The Owner(s) and Annuitant must be the same in all Eligible Contracts that will be surrendered.

- The Contract Value of all Eligible Contracts surrendered must be at least $25,000 in the aggregate as of the exchange date.

- You must be a customer of a Financial Intermediary that is authorized to sell The Director variable annuity Contract.

-   You must not:

       - Be age 81 or older as of the exchange date (including any other Contract Owner(s) and the Annuitant).

       - Have any Premium Payments that are any longer subject to contingent deferred sales charges (CDSC).

       - Be a group or trust, that is: (a) any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Internal Revenue Code ("Code"); (b) annuity purchase plans adopted by public school systems or tax-exempt organizations according to
           Section 403(b) of the Code; (c) an employee pension plan established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and/or (d) a deferred compensation plan as defined in Section 457 of the Code.

II. WHAT ARE SOME KEY DIFFERENCES BETWEEN THESE CONTRACTS?

                        MORTALITY &                                ANNUAL
                        EXPENSE RISK           ADMIN.            MAINTENANCE
     CONTRACT            CHARGE(1)            CHARGES                FEE
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The Director                0.80%                0.20%               $30(2)
Opportunity (US)            1.25%                0.10%               $35(3)
Opportunity (USL) &         1.25%                0.10%               $30(3)
 Opportunity + (US)
Masters (US & USL)          1.25%                0.10%                 None
Masters + (US)              1.25%                0.10%                 None


                                                                SALES CHARGE
     CONTRACT        YEAR              1          2          3          4          5          6          7          8+
-------------------  --------------------------------------------------------------------------------------------------
The Director               CDSC         8%         8%         8%         7%         6%         5%         4%         0%
Opportunity (US)           CDSC         5%         5%         5%         5%         5%         0%         0%         0%
Opportunity (USL) &        CDSC         5%         5%         5%         5%         5%         0%         0%         0%
 Opportunity + (US)
Masters (US & USL)         CDSC         7%         6%         5%         4%         3%         2%         1%         0%
Masters + (US)             CDSC         7%         7%         6%         6%         5%         3%         1%         0%

(1)  Premium taxes (0 - 3.5%) and optional benefit fees excluded.

(2) Annual Maintenance Fees are waived if the Contract Value is greater than or equal to $50,000 on any Contract Anniversary or upon Surrender.

(3) Annual Maintenance Fees are waived if the Contract Value is greater than or equal to $25,000 on any Contract Anniversary or upon Surrender.

- Optional Guaranteed Minimum Withdrawal Benefits (4). For an additional fee, Eligible Contract Owners electing to exchange their Contract(s) will be entitled to elect any of the optional guaranteed minimum withdrawal benefits; including lifetime guaranteed minimum withdrawal benefits, as described in The Director prospectus.

- Funds Available. Eligible Contract Owners electing to exchange their Contract(s) will have access to the Funds offered in The Director prospectus. These generally include all Funds currently offered under your existing Contract but also include a wide array of Funds managed by unaffiliated portfolio managers. Not all Funds currently offered in your existing Contract will be available in your replacement Contract.

2

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- Standard Guaranteed Minimum Death Benefits (4). Eligible Contract Owners electing to exchange their Contract(s) will automatically receive the standard Death Benefit. Differences between the standard Death Benefit offered under existing contracts and the standard Death Benefit provided in The Director are highlighted below:

CONTRACT            STANDARD DEATH BENEFIT
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The Director (5)    The higher of Contract Value or total Premium Payments
                    adjusted for partial Surrenders.
Opportunity I, II,  Contracts issued before 5/1/97, Without Enhanced Death
IV, V,              Benefit Rider, OWNER OR ANNUITANT LESS THAN AGE 75 AT DEATH,
Opportunity+        highest of: (A) Total Premiums less partial Surrenders; (B)
                    Contract Value or (C) Contract Value on the last five-year
                    Contract Anniversary before the earlier of the decedent's
                    death or age 75, minus any partial Surrenders since that
                    anniversary.
                    Contracts issued after 5/1/97,With Enhanced Death Benefit
                    Rider, OWNER OR ANNUITANT LESS THAN AGE 75 AT DEATH, highest of: (A) total Premiums less partial Surrenders, compounded annually at 3%, capped at 200% of total Premium minus
                    partial Surrenders ("Rollup Amount"); (B) Contract Value or
                    (C) Contract Value on the last five-year Contract
                    Anniversary before death; minus any partial Surrenders since that anniversary.
                    Contracts issued after 5/1/97, with Enhanced Death Benefit
                    Rider, OWNER OF ANNUITANT AGE 75 OR OLDER AT DEATH, highest of: (A) The Rollup Amount on the earlier of the Contract
                    Owner or Annuitant's 75th birthday plus any Premium Payments made since that birthday, minus partial Surrenders since
                    that birthday; (B) Contract Value or (C) Contract Value on the last five-year Contract Anniversary before the decedent reached age 75; minus any partial Surrenders since that
                    anniversary.
Opportunity III     The highest of: (A) total Premiums less partial Surrenders,
                    (B) Contract Value or (C) Contract Value on the last
                    five-year Contract Anniversary before the earlier of the
                    decedent's death or age 75, minus any partial Surrenders
                    since that anniversary.
Masters I           Contracts issued before 5/1/97 without the Enhanced Death
                    Benefit Rider and the OWNER OR ANNUITANT LESS THAN AGE 75 AT
                    DEATH, the highest of: (A) total Premiums less partial
                    Surrenders; (B) Contract Value adjusted for any applicable
                    Market Value Adjustment or (C) Contract Value on the last
                    seven-year Contract Anniversary before the earlier of the
                    date of death, or the Contract Owner or Annuitant's 75th
                    birthday, adjusted for any applicable Market Value
                    Adjustment, minus any partial Surrenders since that Seven
                    Year Anniversary.
                    Contracts issued after 5/1/97 with the Enhanced Death
                    Benefit Rider and the OWNER OR ANNUITANT LESS THAN AGE 75 AT
                    DEATH, the highest of: (A) total Premiums less partial
                    Surrenders, compounded annually at 3%, capped at 200% of
                    total Premium minus partial Surrenders (B) Contract Value
                    adjusted for any applicable Market Value Adjustment, or (C)
                    Contract Value on the last seven-year Contract Anniversary before the earlier of the date of death, or the Contract
                    Owner or Annuitant's 75th birthday, adjusted for any
                    applicable Market Value Adjustment, minus any partial
                    Surrenders since that Seven Year Anniversary.
                    Contracts issued after 5/1/97 with the Enhanced Death
                    Benefit Rider and the OWNER OR ANNUITANT AGE 75 OR OLDER AT
                    DEATH, the highest of: (A) The Rollup Amount on the earlier of the Contract Owner or Annuitant's 75th birthday plus any
                    Premium Payments made since that birthday, minus partial
                    Surrenders since that birthday; (B) Contract Value adjusted for any applicable Market Value Adjustment; or (C) Contract
                    Value on the last seven-year Contract Anniversary before the earlier of the date of death, or the Contract Owner or
                    Annuitant's 75th birthday, adjusted for any applicable
                    Market Value Adjustment, minus any partial Surrenders since that Seven Year Anniversary.
Masters+            Contracts issued before 5/1/97 without the Enhanced Death
                    Benefit Rider and the OWNER OR ANNUITANT WERE LESS THAN AGE
                    75 AT DEATH, the highest of: (A) total Premiums less partial
                    Surrenders; (B) Contract Value adjusted for any applicable
                    Market Value Adjustment; or (C) Contract Value on the last seven-year Contract Anniversary before the earlier of the
                    date of death, or the Contract Owner or Annuitant's 75th
                    birthday, adjusted for any applicable Market Value
                    Adjustment, minus any partial Surrenders since that Seven
                    Year Anniversary.
                    Contracts issued after 5/1/97 with the Enhanced Death
                    Benefit Rider and the OWNER OR ANNUITANT WERE LESS THAN AGE
                    75 AT DEATH, the highest of: (A) total Premiums less partial
                    Surrenders, compounded annually at 5%, capped at 200% of
                    total Premium minus partial Surrenders; (B) Contract Value adjusted for any applicable Market Value Adjustment; or (C)
                    Contract Value on the last seven-year Contract Anniversary before the earlier of the date of death, or the Contract
                    Owner or Annuitant's 75th birthday, adjusted for any
                    applicable Market Value Adjustment, minus any partial
                    Surrenders since that Seven Year Anniversary.

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CONTRACT            STANDARD DEATH BENEFIT
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                    Contracts issued after 5/1/97 with the Enhanced Death
                    Benefit Rider and the OWNER OR ANNUITANT AGE 75 OR OLDER AT
                    DEATH, the highest of: (A) The Rollup Amount on the earlier of the Contract Owner or Annuitant's 75th birthday plus any
                    Premium Payments made since that birthday, minus partial
                    Surrenders since that birthday; (B) Contract Value adjusted for any applicable Market Value Adjustment; or (C) Contract
                    Value on the last seven-year Contract Anniversary before the earlier of the date of death, or the Contract Owner or
                    Annuitant's 75th birthday, adjusted for any applicable
                    Market Value Adjustment, minus any partial Surrenders since that Seven Year Anniversary.

(4) Taxable distributions (and certain deemed distributions) are subject to ordinary income tax, and if made prior to age 59 1/2 may also be subject to a 10% federal income tax penalty.

(5)  Death Benefits may be subject to ordinary income tax.

(6) The Standard Death benefit is replaced by the Guaranteed Minimum Death Benefit upon election of The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios.

-   Other Differences. Some of the other differences include:

       - Partial Surrenders: Partial surrenders reduce Opportunity and Masters death benefits on a dollar-for-dollar basis, and reduce Opportunity+ and Masters+ death benefits on a proportionate basis and a Market Value Adjustment may be applicable, whereas in The Director, partial Surrenders reduce Death Benefits on a proportionate basis.

       - Death Benefit Aggregate Limit: Death Benefits are unlimited in Masters Contracts whereas death benefits are subject to aggregate limits of $500,000 (Opportunity) and in The Director, death benefits are limited to $5 million of Premium Payments (as reduced by an adjustment for Surrenders), or Contract Value plus $1 million.

       - Miscellaneous. The Director Contracts may also differ from your existing Contract in terms of (a) access to a Fixed Accumulation Feature; (b) AIR rates used for the variable Annuity Payout (subject to state variations); and (c) ability to allocate investments to earn guaranteed interest rates for predetermined guarantee periods (Masters only).

- State Variations. The foregoing discussion does not take into consideration state variations, if any.

III. HOW DOES THE EXCHANGE PROCESS WORK?

- This exchange will constitute a full Surrender (replacement) of your Eligible Contract(s). You may Surrender more than one Eligible Contract(s) as part of this program. Partial Surrenders will not be permitted.

- The Contract Value of your Eligible Contract(s) as of the exchange date will be considered to be the initial Premium payment for your replacement The Director Contract. This amount will be used to establish your benefits under your replacement The Director Contract. No exchange or transfer fees will be charged when electing to make this exchange.

- The date that you comply with all requirements to exchange your Eligible Contract(s) ("exchange date") will be the date we use to set your benefits under your replacement The Director Contract. We will use the exchange date for establishing your eligibility for this program and various age-sensitive optional riders under your replacement The Director Contract.

- We will credit you for the time that you owned your oldest Eligible Contract(s) for the purposes of establishing any CDSC applicable for any Premium Payments made on or as of the exchange date. Any Premium Payments made on or after the exchange date will be subject to the applicable CDSC schedule. YOUR REPLACEMENT, THE DIRECTOR CONTRACT, MAY HAVE A LONGER CDSC PERIOD THAN YOUR EXISTING CONTRACT.

- Certain optional guaranteed minimum withdrawal benefits may ONLY be elected at the exchange date.

- The Contract Owner(s) and Annuitant must be the same in your replacement The Director Contract as they are in your Eligible Contract(s).

-   All Contract Owners must consent to this exchange.

- Subject to the laws of your state, you may cancel your replacement The Director Contract for any reason within ten (10) days of receipt of your Contract in accordance with the cancellation privileges described in your replacement The Director prospectus.

4

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IV. WHAT OTHER THINGS SHOULD BE CONSIDERED?

- Your standard and optional death and withdrawal benefits under your Eligible Contract(s) will not carry over to your replacement The Director Contract. This can result in a diminution in death and/or withdrawal benefits.

- SURRENDERING A REPLACEMENT THE DIRECTOR CONTRACT SOON AFTER BUYING IT MAY LEAVE YOU IN A WORSE FINANCIAL POSITION THAN IF YOU NEVER ACCEPTED THIS EXCHANGE OFFER.

- If you exchange a Masters or Masters+ Eligible Contract, a Market Value Adjustment may be applied to amounts you withdraw from Union Security's Guaranteed Account. This adjustment may lower your Contract's value upon surrender causing less money to be exchanged into The Director.

- You should discuss the merits of this exchange with your Registered Representative to be sure that a replacement The Director Contract is suitable for you and your particular circumstances. You should discuss your particular circumstances and the tax consequences of this exchange with your tax advisor, as we make no representation regarding the tax consequences of an exchange.

- The information provided is a summary of certain pertinent information. You should read the replacement The Director prospectus and those of the underlying Funds before investing. These prospectuses contain other information including risks that you should carefully consider. Your Registered Representative can provide you with prospectuses or you can contact us to receive one. These variable annuities are underwritten and distributed by Hartford Securities Distribution Company, Inc. Member SIPC.

- The foregoing discussion does not take into consideration state variations, if any. For more information regarding state variations affecting The Director, please refer to Section 8b of your prospectus.

- We have no duty to offer exchange privileges if and once this offer is withdrawn or to extend these privileges to other contract variations.

- Contracts issued by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract will be treated as a new contract for this purpose.

HV-6721

               SUPPLEMENT DATED AUGUST 1, 2008 TO YOUR PROSPECTUS

Effective as of May 1, 2008, or later based on state approval of these amended riders, the description of The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in your prospectus is amended as follows:

1. Reference to the Relevant Covered Life's attained age appearing in the second bullet of the third paragraph in the section entitled "Does the Payment Base change under either rider?" is changed from age 80 to age 90. Comparable changes to the Relevant Covered Life's attained age are made in the table appearing in the Optional Benefits Comparison Appendix in the row entitled "Withdrawal Percentage" under the column entitled "The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios". Please refer to Example 23 in The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios Examples Appendix for more information.

2. The following additional rows are added to the table appearing in the section entitled "Is either rider designed to pay you withdrawal benefits for your lifetime?":

                                                     WITHDRAWAL PERCENT
                                              SINGLE LIFE         JOINT/SPOUSAL
      RELEVANT COVERED LIFE AGE BAND             OPTION               OPTION
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                  80 - 84                         7.0%                 6.5%
                  85 - 89                         7.5%                 7.0%
                    90+                           8.0%                 7.5%

3. The two paragraphs appearing after the table referenced above are deleted and replaced with the following:

       "Except as provided below, the Withdrawal Percent will be based on the chronological age of the Relevant Covered Life at the time of the first Surrender.

           1. If a partial Surrender HAS NOT been taken, your new Withdrawal Percent will be effective on the next birthday that brings the Relevant Covered Life into a new Withdrawal Percent age band; or

           2. If you have deferred taking Surrenders for five years from the date you purchased this rider, your new Withdrawal Percent will be effective on the next birthday that brings the Relevant Covered Life into a new Withdrawal Percent age band. Your Withdrawal Percent will thereafter continue to change based on the age of the Relevant Covered Life as shown on the table above regardless of whether Surrenders are taken after such five year period; or

           3. If the preceding requirements in (1) or (2) have not been met, your new Withdrawal Percent will be effective as of the Contract Anniversary when the next automatic Payment Base increase occurs due to market performance after the birthday that brings the Relevant Covered Life into a new Withdrawal Percent age band.

       Please refer to Example 24 in The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios Examples Appendix for more information."

4. The following additional examples are added to your The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios Examples Appendix under the section entitled "The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios -- Examples":

EXAMPLE 23: AUTOMATIC PAYMENT BASE INCREASE TO RELEVANT COVERED LIFE ATTAINED AGE 90. ASSUME THAT YOU SELECT A SINGLE LIFE OPTION. YOUR WITHDRAWAL PERCENTAGE IS 7.5%, WHICH IS BASED ON YOUR AGE (85) AT THE TIME OF YOUR FIRST WITHDRAWAL. YOUR LIFETIME BENEFIT PAYMENT PRIOR TO CONTRACT ANNIVERSARY IS $7,500. YOU ARE NOW AGE 90 AND YOUR ANNIVERSARY IS BEING PROCESSED. YOUR CONTRACT VALUE ON ANNIVERSARY IS $120,000.

VALUES PRIOR TO ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
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PAYMENT BASE                                               $100,000                                   $100,000
WITHDRAWAL PERCENTAGE                                        7.5%                                       7.5%
LIFETIME BENEFIT PAYMENT                                    $7,500                                     $7,500
GUARANTEED MINIMUM DEATH BENEFIT                            $95,000                                    $95,000

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
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PAYMENT BASE                                               $110,000                                   $120,000
                                           The ratio is the Contract Value            Greater of the Contract Value prior to
                                           ($120,000) divided by current Payment      the rider charge being taken, or Your
                                           Base ($100,00), less 1 results in .20%,    Payment Base
                                           capped at 10%
WITHDRAWAL PERCENTAGE                                         8%                                         8%
                                           Due to the automatic increase and client   Due to the automatic increase and client
                                           reaching a new age band, the Withdrawal    reaching a new age band, the Withdrawal
                                           Percentage has increased                   Percentage has increased
LIFETIME BENEFIT PAYMENT                                    $8,800                                     $9,600
RIDER CHARGE                                                 $605                                       $780
                                           Rider charge of 0.55% multiplied by your   Rider charge of 0.65% multiplied by your
                                           current Payment Base                       current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $95,000                                    $95,000
                                           No change due to anniversary processing    No change due to anniversary processing

EXAMPLE 24: DEFERRAL ILLUSTRATION. ASSUME THAT ON YOUR BIRTHDAY IN SEPTEMBER 2008 YOU ARE 60. YOU PURCHASE THE CONTRACT IN NOVEMBER 2008 AND SELECT THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS WITH THE SINGLE LIFE OPTION. ASSUME NO GROWTH IN CONTRACT VALUE.

                                                   NO PARTIAL SURRENDERS IN                     PARTIAL SURRENDER IN
                 FEATURE                           FIRST 5 YEAR OF THE RIDER                  SECOND YEAR OF THE RIDER
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WITHDRAWAL PERCENTAGE AT ISSUE                                5%                                         5%
PAYMENT BASE AT ISSUE                                      $100,000                                   $100,000
LIFETIME BENEFIT PAYMENT AT ISSUE                           $5,000                                     $5,000
WITHDRAWAL PERCENTAGE ON BIRTHDAY IN                   Increased to 5.5%                            Remains at 5%
SEPTEMBER 2013 WHEN RELEVANT COVERED LIFE
IS AGE 65
PAYMENT BASE ON BIRTHDAY                                   $100,000                                   $100,000
                                           No change due to birthday                  No change due to birthday
LIFETIME BENEFIT PAYMENT ON BIRTHDAY                  Increased to $5,500                         Remains at $5,000
ANNIVERSARY IN NOVEMBER 2013 - CONTRACT                    $100,000                                   $100,000
VALUE IS LESS THAN CURRENT PAYMENT BASE,
PAYMENT BASE
WITHDRAWAL PERCENTAGE                                        5.5%                                        5%
LIFETIME BENEFIT PAYMENT                                    $5,500                                     $5,000

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6720

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life and Annuity
              Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
       (2)    Not applicable.
       (3)    (a) Principal Underwriter Agreement.(2)
       (3)    (b) Amended and Restated Principal Underwriter Agreement.(3)
       (3)    (c) Form of Dealer Agreement.(2)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract.(4)
       (5)    Form of Application.(4)
       (6)    (a) Certificate of Incorporation of Hartford.(5)
       (6)    (b) Bylaws of Hartford.(5)
       (7)    Form of Reinsurance Agreement.(6)
       (8)    Form of Fund Participation Agreement.(7)
       (9)    Opinion and Consent of Richard J. Wirth, Assistant General
              Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

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(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement on Form N-4, File No. 033-80732, filed on April 28, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement on Form N-4, File No. 033-73568, filed on May 1, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement File No. 333-119415, filed on July 20, 2007.

(4) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-101923, filed on April 7, 2003.

(5) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement on Form N-4, File No. 333-69487, filed April 9, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 27, to the Registration Statement on Form N-4, File No. 033-73570, filed on April 12, 1999.

(7) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement on Form N-4, File No. 333-119418, filed September 17, 2007.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Ricardo Anzaldua                    Senior Vice President, Assistant Secretary
Robert Arena                        Senior Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Richard G. Costello                 Vice President, Secretary
Rochelle S. Cummings                Vice President
James Davey                         Senior Vice President
Timothy M. Fitch                    Senior Vice President
Jennifer J. Geisler                 Senior Vice President
Ronald R. Gendreau                  Executive Vice President
John N. Giamalis                    Senior Vice President, Treasurer
Christopher M. Grinnell             Assistant Vice President
Daniel R. Guilbert                  Actuary, Vice President
Christopher J. Hanlon               Senior Vice President
Susan M. Hess                       Vice President
Charles E. Hunt                     Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Vice President, Chief Compliance Officer
Stephen T. Joyce                    Senior Vice President
Michael L. Kalen                    Executive Vice President
Thomas P. Kalmbach                  Vice President, Actuary
John F. Keenan                      Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Dawn M. LeBlanc                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Kenneth A. McCullum                 Senior Vice President, Actuary
Ernest M. McNeill, Jr.              Senior Vice President, Chief Accounting Officer*
William P. Meaney                   Senior Vice President
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Assistant Vice President
Brian Murphy                        Executive Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Michael J. Roscoe                   Vice President and Actuary
Richard Rubin                       Assistant Vice President
Wade A. Seward                      Vice President
D. Keith Sloane                     Senior Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Vice President
James E. Trimble                    Senior Vice President, Chief Actuary
Charles N. Vest                     Vice President, Actuary
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     President, Chief Executive Officer, Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President
Lizabeth H. Zlatkus                 Director*
David M. Znamierowski               Executive Vice President, Chief Investment Officer, Director*

Unless otherwise indicated, the principle business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement File No. 333-119414 filed on February 8, 2008.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of June 30, 2008, there were 25,594 Contract Owners.

ITEM 28.  INDEMNIFICATION

Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - DC Variable Account I

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

     American Maturity Life Insurance Company - Separate Account AMLVA

     American Maturity Life Insurance Company - Separate Account One

       (b) Directors and Officers of HSD

                                                           POSITIONS AND OFFICES
NAME                                                          WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------
Robert Arena(1)                 Senior Vice President/Business Line Principal and Director
Diana Benken(1)                 Chief Financial Officer and Controller/FINOP
James Davey(1)                  Senior Vice President/Business Line Principal
Peter E. Delehanty(1)           Senior Vice President/IIP Marketing
John N. Giamalis(2)             Treasurer
Stephen T. Joyce(1)             Senior Vice President/Business Line Principal
Kenneth A. McCullum(1)          Senior Vice President
Vernon Meyer(1)                 Senior Vice President
Brian D. Murphy(1)              Director
Mark A. Sides(3)                Chief Legal Officer and Secretary
Martin A. Swanson(1)            Vice President/Marketing
John C. Walters(1)              Chief Executive Officer, President and Director
William D. Wilcox(1)            Chief Legal Officer, AML Compliance Officer

------------

(1)  Address: 200 Hopmeadow Street, Simsbury, CT 06089

(2)  Address: One Hartford Plaza, Hartford, CT 06115

(3)  Address: 500 Bielenberg Drive, Woodbury, MN 55125

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 1st day of August, 2008.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
SEPARATE ACCOUNT THREE
(Registrant)

By:    John C. Walters                      *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       John C. Walters                             Richard J. Wirth
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board*

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:    John C. Walters
       -----------------------------------
       John C. Walters
       President, Chief Executive Officer
       and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Glenn D. Lammey, Chief Financial Officer, Executive Vice
 President, Director*
John C. Walters, President, Chief Executive
  Officer, Chairman of the Board, Director*                   *By:   /s/ Richard J. Wirth
                                                                     -----------------------------------
Lizabeth H. Zlatkus, Director*                                       Richard J. Wirth
David M. Znamierowski, Executive Vice President,                     Attorney-in-Fact
  Chief Investment Officer, Director*                         Date:  August 1, 2008

333-136545

                                 EXHIBIT INDEX

      (9)  Opinion and Consent of Richard J. Wirth, Assistant General Counsel.
     (10)  Consent of Deloitte & Touche LLP.
     (99)  Copy of Power of Attorney.